Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Entity Information [Line Items]
Fair Value and Cost of Non-Derivative Instruments
The table below presents the fair value and cost of our non-derivative instruments at December 31, 2019 and 2018. See also Note 6 – Derivative Instruments and Hedging Activities for the fair values of our derivative instruments.

	December 31, 2019		December 31, 2018
$ in millions	Cost	Fair Value	Cost	Fair Value
Assets
Money market funds	$0.3	$0.3	$0.4	$0.4
Equity securities	2.3	4.2	2.4	3.5
Debt securities	4.0	4.1	4.1	4.0
Hedge funds	0.1	0.1	0.1	0.1
Tangible assets	0.1	0.1	0.1	0.1
Total assets	$6.8	$8.8	$7.1	$8.1

	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities
Long-term debt	$574.4	$600.5	$586.1	$593.8

Fair Value of Assets and Liabilities Measured on Recurring Basis

$ in millions	Fair Value at December 31, 2019 (a)				Fair Value at December 31, 2018 (a)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Master trust assets
Money market funds	$0.3	$—	$—	$0.3	$0.4	$—	$—	$0.4
Equity securities	—	4.2	—	4.2	—	3.5	—	3.5
Debt securities	—	4.1	—	4.1	—	4.0	—	4.0
Hedge funds	—	0.1	—	0.1	—	0.1	—	0.1
Tangible assets	—	0.1	—	0.1	—	0.1	—	0.1
Total Master trust assets	0.3	8.5	—	8.8	0.4	7.7	—	8.1
Derivative assets
Interest rate hedges	—	0.1	—	0.1	—	1.5	—	1.5
Total derivative assets	—	0.1	—	0.1	—	1.5	—	1.5

Total assets	$0.3	$8.6	$—	$8.9	$0.4	$9.2	$—	$9.6

Liabilities
Long-term debt	$—	$583.0	$17.5	$600.5	$—	$576.1	$17.7	$593.8

Total liabilities	$—	$583.0	$17.5	$600.5	$—	$576.1	$17.7	$593.8

(a)	Includes credit valuation adjustment